Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment

9	Property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2021	53	4	236	1,662	188	2,143
Additions	57	53	16	194	720	1,040
Transfers	–	–	–	(155)	155	–
Effect of modification to lease terms	–	–	–	–	(24)	(24)
Disposal	(50)	(4)	(10)	(138)	(164)	(366)
At 31 December 2021	60	53	242	1,563	875	2,793
Additions	3	–	14	45	–	62
Transfer to intangibles	–	–	(122)	–	–	(122)
Disposal	–	–	(46)	(174)	(51)	(271)
At 31 December 2022	63	53	88	1,434	824	2,462
Additions	–	–	–	26	–	26
Transfers	–	–	–	103	(103)	–
Disposal	–	–	(38)	(152)	–	(190)
At 31 December 2023	63	53	50	1,411	721	2,298

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2021	49	2	199	1,239	112	1,601
Charge for the year	–	–	–	(74)	74	–
Disposal	8	5	22	178	190	403
Exchange differences	(50)	(3)	(8)	(138)	(164)	(363)
At 31 December 2021	7	4	213	1,205	212	1,641
Transfer to intangibles	–	–	(113)	–	–	(113)
Charge for the year	12	11	12	139	166	340
Disposal	–	–	(41)	(155)	(41)	(237)
At 31 December 2022	19	15	71	1,189	337	1,631
Transfers	–	–	–	103	(103)	–
Charge for the year	12	11	7	113	137	280
Disposal	–	–	(38)	(146)	–	(184)
At 31 December 2023	31	26	40	1,259	371	1,727
Net book value
At 31 December 2023	32	27	10	152	350	571
At 31 December 2022	44	38	17	245	487	831
At 31 December 2021	53	49	29	358	663	1,152

As at 31 December right of use asset consisted of leasehold improvements of net book value £350k (2022: £485k; 2021: £619k) and laboratory equipment of net book value £Nil (2022: £2k; 2021: £44k).

On 1 February 2023 laboratory equipment previously disclosed within right of use assets was transferred to laboratory equipment when the final payment on the finance lease was made. On 1 January 2022 software previously disclosed within computer equipment was transferred to intangible assets.